American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
January 31, 2020

Sustainable Equity - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.4%
Boeing Co. (The)	19,370	6,164,890
Lockheed Martin Corp.	47,794	20,461,567
		26,626,457
Air Freight and Logistics — 0.3%
Expeditors International of Washington, Inc.	90,889	6,638,533
Airlines — 0.6%
Delta Air Lines, Inc.	219,334	12,225,677
Banks — 6.3%
Bank of America Corp.	1,787,559	58,685,562
Citigroup, Inc.	253,446	18,858,917
JPMorgan Chase & Co.	306,557	40,575,884
SVB Financial Group(1)	22,842	5,489,618
		123,609,981
Beverages — 1.8%
PepsiCo, Inc.	251,741	35,752,257
Biotechnology — 2.5%
AbbVie, Inc.	173,922	14,091,161
Amgen, Inc.	84,727	18,305,268
Biogen, Inc.(1)	26,189	7,040,913
Vertex Pharmaceuticals, Inc.(1)	39,524	8,973,924
		48,411,266
Building Products — 1.0%
Johnson Controls International plc	491,140	19,375,473
Capital Markets — 3.2%
Ameriprise Financial, Inc.	57,827	9,565,164
BlackRock, Inc.	20,144	10,622,938
Morgan Stanley	432,460	22,600,360
S&P Global, Inc.	67,583	19,851,155
		62,639,617
Chemicals — 1.7%
Dow, Inc.	278,488	12,829,942
Ecolab, Inc.	40,140	7,871,855
Sherwin-Williams Co. (The)	23,916	13,320,973
		34,022,770
Communications Equipment — 1.6%
Cisco Systems, Inc.	517,345	23,782,350
Motorola Solutions, Inc.	44,226	7,828,002
		31,610,352
Consumer Finance — 0.7%
American Express Co.	108,372	14,074,272
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	470,887	27,989,523

Electric Utilities — 2.5%
NextEra Energy, Inc.	181,785	48,754,737
Electrical Equipment — 0.7%
Eaton Corp. plc	141,262	13,345,021
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	74,111	9,667,780
Entertainment — 1.4%
Walt Disney Co. (The)	202,121	27,955,356
Equity Real Estate Investment Trusts (REITs) — 3.0%
Prologis, Inc.	474,739	44,093,759
SBA Communications Corp.	55,422	13,831,114
		57,924,873
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	24,456	7,471,797
Sysco Corp.	234,430	19,256,080
Walgreens Boots Alliance, Inc.	119,329	6,067,880
		32,795,757
Food Products — 0.6%
Beyond Meat, Inc.(1)(2)	12,390	1,368,104
Mondelez International, Inc., Class A	194,209	11,143,712
		12,511,816
Health Care Equipment and Supplies — 2.7%
Baxter International, Inc.	196,264	17,510,674
Edwards Lifesciences Corp.(1)	70,645	15,532,010
Medtronic plc	141,998	16,392,249
ResMed, Inc.	24,645	3,917,816
		53,352,749
Health Care Providers and Services — 3.1%
CVS Health Corp.	213,703	14,493,338
Humana, Inc.	36,399	12,238,800
Quest Diagnostics, Inc.	74,517	8,246,796
UnitedHealth Group, Inc.	93,269	25,411,139
		60,390,073
Hotels, Restaurants and Leisure — 1.6%
Royal Caribbean Cruises Ltd.	138,891	16,261,358
Starbucks Corp.	172,791	14,657,861
		30,919,219
Household Products — 2.0%
Procter & Gamble Co. (The)	309,815	38,609,145
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	97,134	16,825,551
Insurance — 2.6%
Aflac, Inc.	167,350	8,630,239
Progressive Corp. (The)	155,340	12,534,385
Prudential Financial, Inc.	158,468	14,430,096
Travelers Cos., Inc. (The)	110,103	14,491,757
		50,086,477
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	54,196	77,650,945

Facebook, Inc., Class A(1)	164,065	33,126,364
		110,777,309
Internet and Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	32,201	64,682,793
IT Services — 5.9%
Accenture plc, Class A	122,562	25,150,948
International Business Machines Corp.	71,018	10,207,417
Mastercard, Inc., Class A	87,008	27,489,308
PayPal Holdings, Inc.(1)	138,471	15,770,462
Visa, Inc., Class A	182,397	36,291,531
		114,909,666
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	214,774	17,731,741
Machinery — 2.3%
Caterpillar, Inc.	73,092	9,600,634
Cummins, Inc.	84,210	13,471,074
Ingersoll-Rand plc	88,870	11,840,150
Parker-Hannifin Corp.	55,729	10,905,608
		45,817,466
Media — 1.0%
Comcast Corp., Class A	455,222	19,661,038
Multiline Retail — 0.5%
Target Corp.	89,160	9,873,578
Oil, Gas and Consumable Fuels — 3.8%
ConocoPhillips	567,963	33,754,041
Devon Energy Corp.	219,119	4,759,264
ONEOK, Inc.	279,563	20,930,882
Phillips 66	92,421	8,444,507
Valero Energy Corp.	67,287	5,672,967
		73,561,661
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	36,026	7,030,834
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	367,670	23,144,826
Merck & Co., Inc.	376,502	32,168,331
Novo Nordisk A/S, B Shares	262,619	16,031,713
Zoetis, Inc.	83,437	11,198,080
		82,542,950
Professional Services — 1.4%
IHS Markit Ltd.(1)	214,404	16,907,899
Robert Half International, Inc.	163,287	9,498,405
		26,406,304
Road and Rail — 1.5%
Norfolk Southern Corp.	77,092	16,051,325
Union Pacific Corp.	72,882	13,076,489
		29,127,814
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	200,415	11,622,066
ASML Holding NV	52,156	14,627,418

Broadcom, Inc.	49,105	14,984,882
Intel Corp.	314,149	20,083,546
NVIDIA Corp.	78,044	18,451,943
Texas Instruments, Inc.	61,971	7,476,801
		87,246,656
Software — 8.4%
Adobe, Inc.(1)	41,822	14,685,377
Microsoft Corp.	781,590	133,050,066
salesforce.com, Inc.(1)	88,969	16,219,938
		163,955,381
Specialty Retail — 3.1%
Best Buy Co., Inc.	33,902	2,871,160
Home Depot, Inc. (The)	157,726	35,977,301
TJX Cos., Inc. (The)	349,272	20,621,019
		59,469,480
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	308,338	95,433,694
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	250,261	24,100,134
VF Corp.	123,542	10,250,280
		34,350,414
TOTAL COMMON STOCKS (Cost $1,750,692,617)		1,938,693,511
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $14,797,846), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $14,487,630)		14,486,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $785,496), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $770,042)		770,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,898	7,898
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,263,898)		15,263,898
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,396,973)	1,396,973	1,396,973
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,767,353,488)		1,955,354,382
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,305,112)
TOTAL NET ASSETS — 100.0%		$1,950,049,270

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	308,533	USD	346,526	Credit Suisse AG	3/31/20	$(3,169)
EUR	397,043	USD	439,665	Credit Suisse AG	3/31/20	2,191
USD	12,740,944	EUR	11,349,092	Credit Suisse AG	3/31/20	110,904
USD	861,116	EUR	768,969	Credit Suisse AG	3/31/20	5,354
USD	349,815	EUR	313,488	Credit Suisse AG	3/31/20	944
						$116,224

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	53	March 2020	$2,650	$8,543,600	$(158,232)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,368,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,396,973.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,908,034,380	30,659,131	—
Temporary Cash Investments	7,898	15,256,000	—
Temporary Cash Investments - Securities Lending Collateral	1,396,973	—	—
	1,909,439,251	45,915,131	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	119,393	—

Liabilities
Other Financial Instruments
Futures Contracts	158,232	—	—
Forward Foreign Currency Exchange Contracts	—	3,169	—
	158,232	3,169	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.